Income Taxes - Accounting Policies, Judgments, and Estimates (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes
Other non-financial assets	€ 1,301		€ 687
Tax assets	397		352
Total non-current assets	34,871		30,554
Total assets	51,491		42,484
Tax liabilities	495		434
Provisions	270		328
Total non-current liabilities	12,133		6,759
Total liabilities	22,614		16,969
Retained earnings	27,407		24,769
Equity attributable to owners of parent	28,832		25,484
Total equity	28,877	€ 25,573	25,515	€ 26,383	€ 23,285
Total equity and liabilities	€ 51,491		42,484
Adjustments due to adoption of IFRS Interpretations committee's agenda
Income Taxes
Other non-financial assets			66	65
Tax assets			(91)	(80)
Total non-current assets			(25)	(15)
Total assets			(25)	(15)
Tax liabilities			(36)	(32)
Provisions			36	32
Total non-current liabilities			0	0
Total liabilities			0	0
Retained earnings			(25)	(15)
Equity attributable to owners of parent			(25)	(15)
Total equity			(25)	(15)
Total equity and liabilities			€ (25)	€ (15)